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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                    PROSPECTUS SUPPLEMENT DATED NOV. 1, 2008

Fund                                                            Prospectus date           Form #
RiverSource Global Technology Fund                                Dec. 28, 2007         S-6395-99 M
RiverSource Growth Fund                                          Sept. 29, 2008        S-6455-99 AD



The information following the second paragraph in the Investment Manager section has been revised as follows:

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

John K. Schonberg, CFA, Portfolio Manager

-   Managed the Fund since November 2008.

-   Equity Team Leader.

-   Joined RiverSource Investments in 1997.

-   Began investment career in 1988.

-   BS, University of Nebraska.

It is anticipated that Mr. Schonberg's role will be transitional, pending close of RiverSource Investments acquisition of J. & W. Seligman & Co., Inc., after which a long-term management plan will be implemented (expected before the end of November 2008).

The rest of the section remains unchanged.

S-6455-1 A (11/08)